CONCENTRATIONS OF CREDIT RISK	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF CREDIT RISK
CONCENTRATIONS OF CREDIT RISK
Most of the Company’s business activity is with customers located within the state of Texas. Investments in state and municipal securities involve governmental entities within the Company’s market area. The Company also maintains deposits with other financial institutions in amounts that exceed FDIC insurance coverage.
The Company has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on cash and cash equivalents.